Finance lease receivables - Aging of past-due finance lease receivable (Details) - Financial lease receivables	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Finance lease receivables
Total past due	¥ 132,717		¥ 3,209,701
Current	1,269,870		33,793,979
Total	1,402,587	$ 203,356	37,003,680
1-30 days
Finance lease receivables
Total past due	78,279		2,155,618
31-60 days
Finance lease receivables
Total past due	29,943		169,237
61-90 days
Finance lease receivables
Total past due	9,352		317,440
90 to 120 Days
Finance lease receivables
Total past due			97,182
120 To 150 Days
Finance lease receivables
Total past due	3,920		242,872
150 To 180 Days
Finance lease receivables
Total past due	¥ 11,223		¥ 227,352